Inventories - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Write-downs (reversals of write-downs) of inventories [abstract]
Balance at beginning of period	$ (500,080)
Inventory write-down	13,687	$ 29,865
Inventory write-down finished goods	11,495	17,523	$ 1,095
Inventory write-down raw materials	2,192	12,342
Balance at end of period	(383,841)	(500,080)
Purchase Commitments And Collateral [Abstract]
Inventories pledged as collateral	$ 314,681	$ 435,347